January 3, 2005

Securities and Exchange Commission Judiciary Plaza 450 Fifth Street, NW Washington, DC 20549

Re: DREYFUS BOND FUNDS, INC.

-	Dreyfus Municipal Bond Fund

-	Dreyfus Premier High Income Fund

Registration Statement File No.811-2653; 2-56878
CIK No. 075176

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information for the above-referenced Fund does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on December 27, 2004, pursuant to Rule 485(a).

Very truly yours, /s/ Yelena Furmanova Yelena Furmanova